Investment Strategy	Oct. 28, 2024
GMO International Quality ETF | GMO International Quality ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in non-U.S. equities that the Fund’s adviser, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO” or the “Adviser”), believes to be of high quality. GMO believes a high quality company generally to be a company that has an established business that will deliver a high level of return on past investments and that will use cash flows to make investments with the potential for a high return on capital or to return cash to shareholders through dividends or share buybacks. Equity securities primarily include common and preferred stocks and, to a lesser extent, other stock-related securities, such as convertible securities, depositary receipts, equity real estate investment trusts (“REITs”), income trusts, and securities of other investment companies that investment primarily in equity securities.

In selecting securities for purchase and sale by the Fund, GMO uses a combination of investment methods, typically considering both (1) systematic factors, based on profitability, profit stability, leverage, and other publicly available financial information, and (2) judgmental factors, based on GMO’s assessment of future profitability, capital allocation, growth opportunities, and sustainability against competitive forces. The weight that each systematic and judgmental factor is given for a particular security varies over time and depends on GMO’s assessment of the factor’s materiality and relevance to that security. GMO also may rely on valuation methodologies, such as discounted cash flow analysis and multiples of price to earnings, revenues, book values or other fundamental metrics with the objective of buying higher quality stocks at a discount to what GMO believes to be their fundamental fair (or intrinsic) value. The Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold, and GMO makes investment decisions for the Fund without regard to portfolio turnover rates.

At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The Fund may invest in both developed and emerging market securities. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

The Fund also may invest in the GMO U.S. Treasury Fund, a mutual fund advised by GMO, or in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

GMO International Value ETF | GMO International Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing primarily in international equity markets. GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information, securities’ prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies. The Fund seeks to capitalize opportunistically on what GMO believes to be market dislocations within the international equity markets.

In selecting securities for the Fund, GMO uses a combination of proprietary quantitative investment methods to identify international equities GMO believes have positive return potential relative to other international equities. A key component of the process is GMO’s proprietary methodology for assessing values of company tangible and intangible assets and generating equity return forecasts, which are then incorporated into relative valuation models. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or market, and macroeconomic factors. In constructing the Fund’s portfolio, GMO also considers position size, sector and industry exposure, country and region exposure, currencies, market capitalization, liquidity, and transaction costs. GMO may also consider ESG (environmental, social and governance) criteria. For example, GMO generally avoids investing the Fund’s assets in companies engaged in the manufacture, supply, or distribution of cluster munitions, as well as companies primarily involved in the mining and production of thermal coal. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

The Fund also may invest in the GMO U.S. Treasury Fund, a mutual fund advised by GMO, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

GMO U.S. Value ETF | GMO U.S. Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing the Fund’s assets primarily in securities traded in U.S. equity markets. GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information, securities prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies. The Fund seeks to capitalize opportunistically on what GMO believes to be market dislocations within the U.S. equity markets.

In selecting securities for the Fund, GMO uses a combination of proprietary quantitative investment methods to identify U.S. equities GMO believes have positive return potential relative to other U.S. equities. A key component of the process is GMO’s proprietary methodology for assessing values of a company’s tangible and intangible assets and generating equity return forecasts, which are then incorporated into relative valuation models. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or market, and macroeconomic factors. In constructing the Fund’s portfolio, GMO also considers position size, sector and industry exposure, market capitalization, liquidity, and transaction costs. GMO also may consider ESG (environmental, social, and governance) criteria. For example, GMO generally avoids investing the Fund’s assets in companies engaged in the manufacture, supply, or distribution of cluster munitions, as well as companies primarily involved in the mining and production of thermal coal. At times, the Fund expects to have substantial exposure to a single asset class, industry, sector and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in companies tied economically to the United States (see “Name Policies”).

The Fund also may invest in the GMO U.S. Treasury Fund, a mutual fund advised by GMO, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

GMO Beyond China ETF | GMO Beyond China ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in equities of companies tied economically to markets (excluding China) that are not treated as developed markets in the MSCI World Index (“emerging markets”). The Fund invests in companies that GMO believes are likely to benefit from growth in emerging markets and from the widespread trend of transitioning supply chains out of China to other emerging markets.

In selecting securities for the Fund, GMO uses a combination of proprietary quantitative and fundamental investment methods to identify emerging market equities GMO believes are well positioned to benefit from the expected trend of “moving out of China.” This secular trend is driven by a combination of increasing labor costs in China, increasing geopolitical tensions and increasing focus on supply chain diversification. GMO determines the Fund’s investment universe through a top-down analysis of those countries, regions and sectors that GMO believes are positioned to benefit from the secular trend. To identify attractive securities within that universe, GMO uses a combination of proprietary quantitative and fundamental investment methods that focus on growth, quality, valuation and other patterns of information, such as price movement or volatility of an asset class, security, or market. In constructing the Fund’s portfolio, GMO also considers position size, sector and industry exposure, country and region exposure, currencies, market capitalization, liquidity, and transaction costs. GMO also may consider ESG (environmental, social and governance) criteria. For example, GMO generally avoids investing the Fund’s assets in companies engaged in the manufacture, supply, or distribution of cluster munitions, as well as companies primarily involved in the mining and production of thermal coal. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include options, futures, forward currency contracts, and swap contracts.

The Fund also may invest in the GMO U.S. Treasury Fund, a mutual fund advised by GMO, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in U.S. investment grade debt securities. GMO determines Fund investments utilizing its proprietary systematic investment approach analyzing bonds based on factors including value, quality, momentum, and company fundamentals. These factors are captured through proprietary fair value models, measures of changes in default risk, and bond and equity momentum indicators. The strategy seeks to invest in attractive risk/return opportunities and limit tracking error by managing the Fund’s exposure at the country, sector, and issuer levels and to risks such as liquidity, interest-rates, and credit spreads.  The Fund expects to have material exposure to bonds issued by U.S. and non-U.S. companies.

As an alternative to investing directly in bonds, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include options, futures, forward currency contracts, and swap contracts.

Under normal circumstances, the Fund invests directly and indirectly (through underlying funds or derivatives) at least 80% of its assets in investment grade debt securities.

The Fund also may invest in the GMO U.S. Treasury Fund, a mutual fund advised by GMO, or in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.